Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 22,260,000	$ 22,260,000	$ 22,260,000
Accumulated amortization	(2,783,000)	(2,226,000)	(1,113,000)
Net carrying amount	19,477,000	20,034,000	21,147,000
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,260,000	22,260,000	22,260,000
Accumulated amortization	(2,783,000)	(2,226,000)	(1,113,000)
Net carrying amount	$ 19,477,000	$ 20,034,000	$ 21,147,000